Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Contract liabilities [abstract]
Advance payments received from customers for purchase of goods	¥ 262,412	¥ 267,063	¥ 231,636
Total contract liabilities	358,437	364,982	339,641	¥ 413,180
License fees
Contract liabilities [abstract]
Deferred revenue related to	66,128	82,914	89,498
Others
Contract liabilities [abstract]
Deferred revenue related to	¥ 29,897	¥ 15,005	¥ 18,507
Minimum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%